Earnings Per Share - Narrative (Details) shares in Thousands	12 Months Ended
Dec. 31, 2021 shares
Stock options and unvested awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted earnings per share (in shares)	0